Parent Company Activity	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Parent Company Activity

Note 19. Parent Company Activity

Surrey Bancorp owns all of the outstanding shares of the Bank. Condensed financial statements of Surrey Bancorp follow:

Condensed Balance Sheets

December 31, 2013 and 2012

	2013	2012
Assets

Cash and due from banks	$89,528	$59,625
Dividends receivable from subsidiary	867,000	—
Investment securities available for sale	566,816	512,252
Other assets	11,972	20,840
Investment in subsidiaries	33,483,275	31,692,793

	$35,018,591	$32,285,510

Liabilities and Capital
Liabilities
Dividends payable	$790,259	$46,106
Other liabilities	10,706	2,103

	800,965	48,209

Capital
Preferred stock	3,868,807	3,868,807
Common stock	12,061,153	12,061,153
Retained earnings	18,329,089	16,367,187
Accumulated other comprehensive loss	(41,423)	(59,846)

	34,217,626	32,237,301

	$35,018,591	$32,285,510

Condensed Statements of Income

For the years ended December 31, 2013 and 2012

	2013	2012
Income
Equity in undistributed income of subsidiary	$1,790,589	$1,468,334
Dividends from subsidiary	1,122,000	1,355,000
Gain on the sale of investment securities	9,206	700
Interest income	8	80
Dividend income	22,190	9,679
Other operating income	—	12

Total income	2,943,993	2,833,805

Expenses
Other expense	66,614	71,765

Total expense	66,614	71,765

Income before income taxes	2,877,379	2,762,040
Income tax benefit	(11,972)	(20,840)

Net income	2,889,351	2,782,880

Preferred stock dividends	(183,423)	(183,423)

Net income available to common stockholders	$2,705,928	$2,599,457

Condensed Statements of Cash Flows

For the years ended December 31, 2013 and 2012

	2013	2012
Cash flows from operating activities
Net income	$2,889,351	$2,782,880
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(1,790,589)	(1,468,334)
Gain on the sale of investment securities	(9,206)	(700)
Increase in dividends receivable from subsidiary	(867,000)	—
Net (increase) decrease in other assets	8,868	(20,840)
Net (decrease) increase in other liabilities	(942)	942

Net cash provided by operating activities	230,482	1,293,948

Cash flows from investing activities
Net decrease in interest-bearing deposits with banks	—	130,000
Purchase of investment securities	(81,221)	(553,659)
Proceeds from the sale of investment securities	63,938	45,522

Net cash used by investing activities	(17,283)	(378,137)

Cash flows from financing activities
Common stock options exercised	—	30,111
Dividends paid	(183,296)	(1,351,795)

Net used by financing activities	(183,296)	(1,321,684)

Net increase (decrease) in cash and due from banks	29,903	(405,873)

Cash and due from banks, beginning	59,625	465,498

Cash and due from banks, ending	$89,528	$59,625